Provisions - Movement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Movements in provisions
Opening balance	£ 12,939	£ 12,644
Reassessment of provisions	(5,144)	(3)
Additional provisions recognized		298
Closing balance	7,795	12,939
Non-current provisions		93
Current provisions	7,795	12,846
Other provision
Movements in provisions
Opening balance	876	1,143
Reassessment of provisions	(416)	(267)
Closing balance	460	876
Current provisions	£ 460
Other provision | Maximum
Movements in provisions
Remaining term on leased properties	9 years
Tax
Movements in provisions
Opening balance	£ 12,063	11,501
Reassessment of provisions	(4,728)	264
Additional provisions recognized		298
Closing balance	7,335	£ 12,063
Current provisions	£ 7,335